Proposed Business Combination	9 Months Ended
Sep. 30, 2020
Flying Eagle Acquisition Corp [Member]
Proposed Business Combination

8. Proposed Business Combination

On September 1, 2020, the Company entered into an agreement and plan of merger by and among the Company, FEAC Merger Sub Inc., a wholly owned subsidiary of the Company (“Merger Sub”), Skillz Inc. (“Skillz”) and Andrew Paradise, solely in his capacity as representative of the stockholders of Skillz (the “Founder”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). The merger was unanimously approved by the Company’s board of directors on September 1, 2020. If the Merger Agreement is approved by the Company’s and Skillz’s stockholders, and the transactions contemplated by the Merger Agreement are consummated, Merger Sub will merge with and into Skillz with Skillz surviving the merger as a wholly owned subsidiary of the Company (the “Business Combination”). In addition, in connection with the consummation of the Business Combination, the Company will be renamed “Skillz, Inc.” and is referred to herein as “New Skillz” as of the time following such change of name.

Under the Merger Agreement, the Company has agreed to acquire all of the outstanding equity interests of Skillz for approximately $3.5 billion in aggregate consideration to be paid at the effective time of the Business Combination. Such consideration will be paid through cash and/or stock in New Skillz as follows: each stockholder of Skillz holding shares of common stock of Skillz immediately prior to the effective time of the Business Combination can either elect to receive, with respect to each share of common stock of Skillz it holds, (x) an amount of cash or (y) shares of common stock of New Skillz, in the case of each of clauses (x) and (y) above, calculated based on the per share merger consideration value formula as set forth in the Merger Agreement and, in the case of the shares of common stock of New Skillz, calculated based on a price of $10 per share (the “Closing Price”). If such stockholder fails to make such election within the required time, it will be deemed to have made an election to receive stock consideration. The shares of common stock of New Skillz to be received by each stockholder of Skillz that elects to receive stock consideration will be as follows: (A) stockholders other than the Founder and his controlled affiliates will receive publicly listed shares of Class A common stock, and (B) the Founder and his controlled affiliates will receive shares of Class B common stock, in each case as set forth in the Merger Agreement. The cash consideration (the “Cash Consideration”) payable to all Skillz stockholders will be an amount of cash equal to the lesser of (i) (a) the funds remaining in the Company’s trust account after giving effect to redemptions of public shares, if any, and payment of Skillz’s and the Company’s outstanding transaction expenses as contemplated by the Merger Agreement, plus (b) the funds received by the Company in connection with the equity financing relating to the Subscription Agreements (as described below), plus (c) the amount of cash and cash equivalents of Skillz determined in accordance with GAAP as of 11:59 p.m. Pacific Time on the day immediately preceding consummation of the Business Combination, minus (d) $250,000,000, and (ii) solely to the extent reasonably necessary, based on the written advice of the Company’s nationally recognized tax counsel, to qualify the Business Combination either as a reorganization under Section 368(a) of the Internal Revenue Code of 1986 or a transfer under Section 351(a) of the Internal Revenue Code of 1986, such amount designated by Skillz to the Company not less than three (3) days prior to consummation of the Business Combination.

If the Skillz stockholders elect to receive an aggregate amount of cash that is greater than the Cash Consideration, the amount of cash to be paid to each Skillz stockholder who elected to receive cash will be downwardly adjusted on a pro rata, per share of common stock of Skillz, basis and each such Skillz stockholder will receive additional shares of New Skillz.

If the Cash Consideration exceeds the aggregate amount of cash which the Skillz stockholders elect to receive, the number of shares to be received by each Skillz stockholder that has elected to receive shares will be reduced until the cash portion of such stockholder’s total merger consideration equals the aggregate cash consideration portion of the aggregate merger consideration, and each Skillz stockholder will receive a pro rata portion of the excess cash.

Other Agreements

In addition to the Merger Agreement, the Company also entered into the following agreements.

Subscription Agreements

The Company entered into subscription agreements (the “Subscription Agreements”), each dated as of September 1, 2020, with certain institutional investors, pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to the closing of the Business Combination, an aggregate of 15,853,052 shares of Class A common stock for $10.00 per share.

Investors’ Rights Agreement

The Company entered into an eighth amended and restated investors’ rights agreement (the “Investors’ Rights Agreement”), dated as of September 1, 2020, among the Company, Skillz and certain of their respective stockholders, which will become effective upon consummation of the Business Combination. Pursuant to the Investors’ Rights Agreement, New Skillz will be required to register for resale securities held by the stockholders party thereto. New Skillz will have no obligation to facilitate more than one demand, made by the Sponsor, or its affiliates, that New Skillz register such stockholders’ securities. In addition, the holders have certain “piggyback” registration rights with respect to registrations initiated by New Skillz. New Skillz will bear the expenses incurred in connection with the filing of any registration statements pursuant to the Investors’ Rights Agreement. The Investors’ Rights Agreement also restricts the ability of each stockholder who is a party thereto to transfer its shares of New Skillz common stock for a period of 2 years following the closing of the Business Combination, subject to certain permitted transfers. In general, 1,500,000 shares of New Skillz common stock held by each stockholder who is a party to the Investors’ Rights Agreement and its affiliates will be released from the transfer restrictions each quarter beginning on the date that is six months following the Closing.

Support Agreements

In connection with and following the execution of the Merger Agreement, certain Skillz stockholders (the “Skillz Supporting Stockholders”) entered into Skillz support agreements with the Company (the “Support Agreements”). Under the Support Agreements, each Skillz Supporting Stockholder agreed, on (or effective as of) the third business day following the SEC declaring effective the proxy statement/prospectus relating to the approval by the Company’s stockholders of the Business Combination, to execute and deliver a written consent with respect to the outstanding shares of Skillz common stock and preferred stock held by such Skillz Supporting Stockholder adopting the Merger Agreement and approving the Business Combination. The shares of Skillz common stock and preferred stock that are owned by the Skillz Supporting Stockholders and subject to the Support Agreements represent over 85% of the outstanding voting power of Skillz common stock and preferred stock (on an as converted basis). In addition, the Support Agreements prohibit the Skillz Supporting Stockholders from engaging in activities that have the effect of soliciting a competing acquisition proposal.

Non-Redemption Agreements

In connection with and following the entry into the Merger Agreement, the Company entered into non-redemption agreements with certain holders of shares of the Company’s Class A common stock, pursuant to which such holders agreed not to exercise their redemption rights in connection with the Business Combination (the “Non-Redemption Agreements”). The aggregate number of shares of the Company’s Class A common stock subject to the Non-Redemption Agreements is 9,577,500, which represents $95.84 million of otherwise exercisable redemption rights. If the Business Combination is not consummated, the restriction on redemption would no longer apply.

Sponsor Agreement

In connection with the execution of the Merger Agreement, the Sponsor entered into an Agreement (the “Sponsor Agreement”) with Skillz, pursuant to which the Sponsor agreed to vote all shares of the Company’s common stock beneficially owned by it in favor of each of the proposals at the Company’s Special Meeting, to use its reasonable best efforts to take all actions reasonably necessary to consummate the Business Combination and to not take any action that would reasonably be expected to materially delay or prevent the satisfaction of the conditions to the Business Combination set forth in the Merger Agreement.

The Sponsor also agreed that, at the Closing, it would deposit the Earnout Shares into the earnout escrow account and it would agree to cancel 899,797 shares of the Company’s common stock and 5,016,666  private placement warrants held by the Sponsor.

Voting Agreements

In connection with the Merger Agreement, Skillz entered into voting and support agreements (the “Voting Agreements”) with holders of 6,972,518 shares of the Company's common stock pursuant to which such stockholders have agreed to vote in favor of the Business Combination. When such Voting Agreements are taken together with the Sponsor's agreement to vote in favor of the Business Combination, holders of approximately 28% of the issued and outstanding common stock of the Company have agreed to vote in favor of the Business Combination and the other proposals set forth in the proxy statement/prospectus described below. The Voting Agreements do not contain any restrictions on transfer and the covenants to vote terminate upon the earlier of closing or termination of the Merger Agreement.

Additional information regarding the Business Combination is available in the proxy statement/prospectus initially filed by the Company with the SEC on September 4, 2020, as amended on October 14, 2020 and November 2, 2020.